CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary Shares		Additional Paid-in Capital	Statutory Reserves	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Loss	Total
Balance at the beginning at Dec. 31, 2022		$ 14,731		$ 41,564,418	$ 898,133	$ 5,257,627	$ (2,298,284)	$ 45,436,625
Balance at the beginning (in shares) at Dec. 31, 2022	[1]	1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,845,170)		(1,845,170)
Foreign currency translation adjustments							(1,231,344)	(1,231,344)
Balance at the end at Dec. 31, 2023		$ 14,731		41,564,418	898,133	3,412,457	(3,529,628)	42,360,111
Balance at the end (in shares) at Dec. 31, 2023	[1]	1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(26,871,234)		(26,871,234)
Foreign currency translation adjustments							(665,119)	(665,119)
Balance at the end at Dec. 31, 2024		$ 14,731		41,564,418	898,133	(23,458,777)	(4,194,747)	$ 14,823,758
Balance at the end (in shares) at Dec. 31, 2024		1,534,487	[1]					1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(12,021,649)		$ (12,021,649)
Foreign currency translation adjustments							485,203	485,203
Balance at the end at Dec. 31, 2025		$ 14,731		$ 41,564,418	$ 898,133	$ (35,480,426)	$ (3,709,544)	$ 3,287,312
Balance at the end (in shares) at Dec. 31, 2025		1,534,487	[1]					1,534,487

[1]	Retrospectively restated to give effect to a share consolidation at a ratio of one-for-six (6) ordinary shares effective on March 21, 2023 (Note 16).